Consolidated Shareholders' Equity - Summary of Principal Characteristics of Restricted Share Plans (Details) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2025 EUR (€) shares € / shares
Restricted Share Plan 2024
Disclosure of classes of share capital [Line Items]
Service period	3 years
Restricted Share Plan 2025
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	4,021,370
Fair value of plan at the date of grant | €	€ 331
Restricted Share Plan 2025 | Without market condition
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	2,599,478
Fair value per share awarded (in euros per share) | € / shares	€ 83.94	[1]
Restricted Share Plan 2025 | With market condition
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	1,421,892
Restricted Share Plan 2025 | With market condition | Excluding General Director
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	1,331,892
Fair value per share awarded (in euros per share) | € / shares	€ 79.25	[2]
Restricted Share Plan 2025 | With market condition | Chief Executive Officer
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	90,000
Fair value per share awarded (in euros per share) | € / shares	€ 75.1	[2]

[1]	Quoted market price per share at the date of grant, adjusted for dividends expected during the vesting period.
[2]	Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.